BT INSTITUTIONAL FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                October 29, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:      BT INSTITUTIONAL FUNDS (the "Trust")
         Institutional Daily Assets Fund
         1933 Act File No. 33-34079
         1940 Act File No. 811-6071

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of confidential private offering memorandum and confidential statement of additional information, dated October 28, 1999, do not differ from the forms of confidential private offering memorandum and confidential statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed as Amendment No. 38 on October 28, 1999.

         If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    --------------------
                                    Daniel O. Hirsch
                                    Secretary